Equity - Balance of Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Adjustments
Disclosure of classes of share capital [line items]
Beginning balance	R$ (422,138)	R$ (464,990)	R$ (146,317)
Changes in fair value of financial instruments	911,954	11,364	(477,506)
IRPJ and CSLL on fair value	(309,503)	(4,060)	164,425
Actuarial gain (loss) of post-employment benefits	610	49,550	(7,725)
IRPJ and CSLL on actuarial gains	271	(14,002)	2,133
Ending balance	179,974	(422,138)	(464,990)
Fair value of cash flow hedging instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	(601,301)	(609,277)	(296,132)
Changes in fair value of financial instruments	910,804	12,036	(477,570)
IRPJ and CSLL on fair value	(309,503)	(4,060)	164,425
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Ending balance	0	(601,301)	(609,277)
Fair value of financial instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	(403)	269	205
Changes in fair value of financial instruments	403	(672)	64
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Ending balance	0	(403)	269
Actuarial gains (losses) of post-employment benefits [member]
Disclosure of classes of share capital [line items]
Beginning balance	(17,803)	(53,351)	(47,759)
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	(610)	49,550	(7,725)
IRPJ and CSLL on actuarial gains	271	(14,002)	2,133
Ending balance	(18,142)	(17,803)	(53,351)
Non-controlling shareholders interest change [member]
Disclosure of classes of share capital [line items]
Beginning balance	197,369	197,369	197,369
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Ending balance	197,369	197,369	197,369
Others
Disclosure of classes of share capital [line items]
Beginning balance	0	0	0
Changes in fair value of financial instruments	747	0	0
IRPJ and CSLL on fair value		0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial gains	0	0	0
Ending balance	R$ 747	R$ 0	R$ 0